Legal Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Note 5 : Legal Matters	Note 5: Legal Matters The Company has no legal issues pending.	Note 5: Legal Matters The Company has no legal issues pending.